Commitments And Contingencies (Detail) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 26, 2014	Jun. 30, 2014 Constellation Energy Partners Management	Jun. 30, 2014 Constellation Energy Partners Management Common Class A [Member]	Jun. 30, 2014 Constellation Energy Partners Management Common Class B [Member]	Dec. 31, 2006 CEPH [Member]	Apr. 10, 2014 Subsequent Event [Member]
Commitments And Contingencies Disclosure [Line Items]
Accrued liability		$ 5,900,000
Percentage of shares to be transferred						100.00%
Shares to be transferred							414,938
Amount received from units transferred						800,000	1,000,000
Settlement payment							6,500,000
Maximum backstop payment					5,000,000
Amount received from directors and officers insurance policy									1,250,000
Proceeds from sales of shares								8,000,000
Quarterly dividend amount								333,333.33
Dividend payment period								6 years
Amount paid for repurchased shares				$ 1,650,000